Taxation (Deferred Tax, Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Beginning balance	$ 16,152	$ 11,317	$ 13,387
Additions	6,851	4,817	3,021
Reversals	(779)	(680)	(4,235)
Foreign currency translation adjustment	(774)	698	(856)
Ending balance	$ 21,450	$ 16,152	$ 11,317